Loans and Financings - Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Loans and Financings
Balance at the beginning of the year	$ 1,144,385	$ 1,056,210
Payments	(537,254)	(483,100)
New Loans and Financing	837,819	550,966
Exchange variation	(2,873)	17,834
Interest accrual	69,481	38,511
Interest paid	(57,038)	(35,689)
Addition of borrowing fees, net of amortization	(7,221)	(347)
Balance at the end of the year	$ 1,447,299	$ 1,144,385